CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments and guarantees
Commitments	£ 135,098	£ 135,629
Not later than one year [member]
Commitments and guarantees
Commitments	96,654	96,171
Later than one year [member]
Commitments and guarantees
Commitments	37,712	39,074
Documentary credits and other short-term trade-related transactions [member]
Commitments and guarantees
Commitments	1
Forward asset purchases and forward deposits placed [member]
Commitments and guarantees
Commitments	731	384
Mortgages [member] | Not later than one year [member]
Commitments and guarantees
Commitments	11,594	11,156
Other [Member] | Not later than one year [member]
Commitments and guarantees
Commitments	£ 85,060	£ 85,015